Financial Instruments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2020 CAD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CAD ($) $ / shares shares
Disclosure Of Financial Instruments [Line Items]
Assumed percentage weakening of foreign currency	5.00%	5.00%
Assumed interest rate increase	0.50%	0.50%
Movement in Allowance for Doubtful Account
Disclosure Of Financial Instruments [Line Items]
Expected credit loss on other receivables	$ 45,587		$ 43,275
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of credit insurance on invoicing	90.00%	90.00%
Credit Risk | Customer One
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts held by major customers	13.30%	13.30%	23.30%
Credit Risk | Customer Two
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts held by major customers	11.40%	11.40%
Foreign Exchange Rate Risk | U S Dollars
Disclosure Of Financial Instruments [Line Items]
Percentage of revenues by geographical area	35.00%	35.00%	67.00%
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Increase in net loss		$ 6,167
Acasti Pharma Inc
Disclosure Of Financial Instruments [Line Items]
Number of shares owned in subsidiary | shares	1,000,000		5,064,694
Fair value of investment	$ 530,000		$ 6,837,337
Fair value of investment, per share | $ / shares	$ 0.53		$ 1.35
Shares transferred for settlement of litigation | shares	2,100,000	2,100,000
Fair value loss due to litigation of settlement	$ 525,000
Number of shares owned | shares	1,964,694	1,964,694
Net proceeds from sale of shares	$ 5,317,770
Change in fair value loss	896,313
Gain on sales of shares	$ 1,320,431		$ 251,597